Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [line items]
Disclosure of detailed information about warrant liability fair value of warrant [Table Text Block]
	Issue date	Reporting date
	February 28, 2019	December 31, 2019
Expected warrant life	5.0 years	4.2 years
Risk-free interest rate	1.8%	1.5%
Dividend yield	0%	0%
Expected volatility	86.9%	96.8%

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		2019		2018
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price

Balance, beginning of year	2,699,205	$7.75	1,746,982	$10.39
Granted	3,575,600	0.40	1,082,600	3.77
Forfeited	(200,213)	8.50	(128,356)	10.09
Cancelled/Expired	(707,947)	10.66	(2,021)	11.18

Balance, end of year	5,366,645	$2.44	2,699,205	$7.75

Options exercisable, end of year	1,196,967	$7.36	1,193,486	$10.65

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
		Stock options outstanding		Stock options exercisable
		Weighted average
		remaining
	Number	contractual life	Weighted average	Number	Weighted average
Exercise prices	outstanding	(in years)	exercise price	exercisable	exercise price

$0.29 - $0.57	3,563,600	9.7	$0.40	-	-
$2.98 - $3.23	848,500	8.9	$3.23	477,935	$3.23
$5.09 - $7.67	429,090	7.1	$6.40	258,520	$6.72
$9.41 - $9.62	216,507	6.1	$9.46	167,716	$9.42
$10.75 - $13.66	167,564	6.3	$10.88	151,829	$10.89
$12.98 - $18.60	113,384	5.7	$14.83	112,967	$14.83
$22.44	28,000	5.4	$22.44	28,000	$22.44

	5,366,645	9.0	$2.44	1,196,967	$7.36

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2019	2018
Expected option life	6 years	6 years
Risk-free interest rate	1.4%	2.4%
Dividend yield	0%	0%
Expected volatility	89%	82%